Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 4,470	$ 4,007
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,392	1,287
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,546	2,103
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	532	617
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	162
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	43	16
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65	87
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22	59
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,122	2,747
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	806	806
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,136	1,590
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180	351
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,218	1,098
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	543	465
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	345	426
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 330	$ 207